CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discount on notes payable (in Dollars)		$ 0	$ 20,568
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	107,714,311	102,002,731	97,664,462
Common stock, shares outstanding	107,714,311	102,002,731	97,664,462
Convertible Note Payable, Current [Member]
Discount on convertible notes payable (in Dollars)	62,242	166,307	0
Convertible Note Payable, Noncurrent [Member]
Discount on convertible notes payable (in Dollars)	$ 45,457	$ 0
Series I Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100	100	100
Preferred stock, shares issued	100	100	100
Preferred stock, shares outstanding	100	100	100
Series A Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,000,000	8,000,000	8,000,000
Preferred stock, shares issued	4,000,000	4,000,000	4,000,000
Preferred stock, shares outstanding	4,000,000	4,000,000	4,000,000
Series G Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	1,500,000
Preferred stock, shares issued	0	0	100,000
Preferred stock, shares outstanding	0	0	100,000